SCHEDULE OF EFFECT OF SIGNIFICANT UNOBSERVABLE INPUTS (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Jul. 31, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Initial fair value as of January 16, 2026	$ 970,517
Gain on fair value change	(346,729)
Conversion to shares	(137,795)
Fair value as of July 31, 2026	$ 485,993